Share capital (Tables)	9 Months Ended
Sep. 30, 2019
Share capital
Schedule of changes in options

		September 30, 2019
	Number of options	Weighted average exercise price
Options outstanding, beginning	4,756,174	$2.73
Options granted	3,360,000	3.76
Options exercised	(43,760)	0.80
Options forfeited	(121,373)	8.30
Options cancelled	(275,000)	11.75
Options outstanding, ending	7,676,041	$2.19

Schedule of details of options outstanding

	Weighted average	Number of options	Number of options
Exercise price	contractual life	outstanding	exercisable
$0.30	2.70 years	2,045,455	2,045,455
$0.30	2.87 years	308,522	308,522
$0.80	3.19 years	632,458	614,710
$0.80	3.44 years	12,500	11,197
$2.00	3.73 years	12,500	10,416
$2.00	4.39 years	350,622	320,562
$2.00	4.86 years	50,000	27,087
$9.60 USD	5.27 years	199,060	100,570
$6.18 USD	5.86 years	175,000	51,042
$1.53 USD	4.14 years	120,000	90,000
$5.00 USD	4.17 years	409,924	409,924
$3.40 USD	6.47 years	1,228,182	868,182
$2.62 USD	2.74 years	700,000	—
$2.45 USD	6.85 years	1,250,000	208,334
$2.53 USD	6.86 years	181,818	21,968
	4.46 years	7,676,041	5,087,969

Schedule of stock options Black-Scholes option pricing model

Nine months ended September 30,
2019
Expected life of options	3 - 5 years
Annualized volatility	62.29%
Risk-free interest rate	1.25%-1.58%
Dividend rate	0%

Schedule of changes in warrants

	September 30, 2019		December 31, 2018
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price	warrants	exercise price
Warrants outstanding, beginning	22,369,718	$5.03	11,856,857	$4.70
Warrants issued	—	—	10,807,093	5.36
Warrants exercised	(1,116,323)	3.82	(294,232)	5.08
Warrants outstanding, ending	21,253,395	$4.41	22,369,718	$5.03

Schedule of details in warrants outstanding

	Weighted average	Number of warrants
Exercise Price	contractual life	outstanding
Non-Transferable Warrants
$0.80 CAD - $16.00 CAD	2.06 years	11,010,058
$2.00 USD - $24.00 USD	3.92 years	5,741,969
Transferable Warrants
$4.25 USD	3.86 years	4,501,368